Short-Term Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets

To optimize the return yield on its short-term investments, the Company invested $581 million of available cash in short-term deposits as at December 31, 2020. These short-term deposits represent cash equivalents with original maturity beyond three months and no significant risk of changes in fair value.

Changes in the fair value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2020 and December 31, 2019 are detailed in the tables below:

	December 31, 2019	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2020
U.S. Treasury debt securities	133	—	—	—	—	133
Total	133	—	—	—	—	133

*	Other Comprehensive Income

	December 31, 2018	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2019
U.S. Treasury debt securities	330	—	(200)	3	—	133
Total	330	—	(200)	3	—	133

*	Other Comprehensive Income